Investment Risks	Jul. 30, 2025
Plumb Balanced Fund Series | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries. Drastically reduced or volatile trading activity may make it difficult for the Fund to properly value its investments, particularly its fixed-income investments.
Plumb Balanced Fund Series | Individual Security Selection Risk Member
Prospectus [Line Items]
Risk [Text Block]	Individual Security Selection Risk. Stocks and bonds selected as portfolio investments may decline in value due to events specific to that individual security. Such events include, but are not limited to, changes in a company’s business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment. The Fund’s balance between equity and debt securities could limit its potential for capital appreciation relative to an all-stock fund or contribute to greater volatility relative to an all-bond fund.
Plumb Balanced Fund Series | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Although the Balanced Fund invests principally in the securities of U.S. issuers, it also expects to invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.
Plumb Balanced Fund Series | Emerging Market Risks Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Market Risk. Emerging market securities generally present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are typically more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
Plumb Balanced Fund Series | Smaller Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion at the time of investment. Earnings and revenues of smaller companies tend to be less predictable, and the share prices of smaller companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund’s ability to sell these securities.
Plumb Balanced Fund Series | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will reduce bond prices and, accordingly, the Fund’s share price.
Plumb Balanced Fund Series | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a company’s preferred stock, common stock and bond prices to fall.
Plumb Balanced Fund Series | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Risk. If an issuer “calls” its bond during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.
Plumb Balanced Fund Series | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Investments with little or no active trading market can be difficult to sell at or near their perceived value. In such a market, the market value of such investments may fall dramatically, causing the Fund’s share price to fall in value.
Plumb Balanced Fund Series | Mortgage-Related And Other Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates.
Plumb Balanced Fund Series | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls.
Plumb Balanced Fund Series | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund invests in a smaller number of securities than do some other mutual funds, its net asset value may experience greater volatility and a greater effect on its total return and may be more susceptible to economic, political, and regulatory developments affecting particular securities or sectors of the market.
Plumb Balanced Fund Series | Rating Agencies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have a negative effect on the liquidity or market price of the securities in which the Fund invests.
Plumb Balanced Fund Series | Key Person Risk Member
Prospectus [Line Items]
Risk [Text Block]	Key Person Risk. The Fund is heavily dependent upon each of Mr. Thomas G. Plumb and Mr. Nathan M. Plumb for its operation and for the execution of its investment strategy. Mr. Thomas G. Plumb serves as a portfolio manager for the Fund, and also serves as the Chief Executive Officer, Secretary, and Chairman of the Plumb Funds. Mr. Nathan M. Plumb serves as a portfolio manager for the Fund, and also serves as President of the Plumb Funds. The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event either of them was no longer involved in the management of the Fund.
Plumb Balanced Fund Series | Growth And Value Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth and Value Stock Risk. By investing in a mix of growth and value companies, the Fund assumes the risks of both. To the extent the Fund is more heavily allocated to growth or value stocks, its performance may deviate significantly from its benchmark.
◦ Growth Investing Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors frequently move away from these stocks quickly, thus depressing their market prices, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns.
◦ Value Investing Risk. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers mis-gauged that worth. They also may decline in price, even though in theory they are already undervalued.

Plumb Balanced Fund Series | Growth And Value Stock Risk, Growth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors frequently move away from these stocks quickly, thus depressing their market prices, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns.
Plumb Balanced Fund Series | Growth And Value Stock Risk, Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers mis-gauged that worth. They also may decline in price, even though in theory they are already undervalued.
Plumb Balanced Fund Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
Plumb Equity Fund Series | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries. Drastically reduced or volatile trading activity may make it difficult for the Fund to properly value its investments.
Plumb Equity Fund Series | Individual Security Selection Risk Member
Prospectus [Line Items]
Risk [Text Block]	Individual Security Selection Risk. Stocks selected as portfolio investments may decline in value due to events specific to that individual security. Such events include, but are not limited to, changes in a company’s business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.

Plumb Equity Fund Series | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Although the Equity Fund invests principally in the securities of U.S. issuers, it also expects to invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.
Plumb Equity Fund Series | Emerging Market Risks Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Market Risk. Emerging market securities generally present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are typically more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
Plumb Equity Fund Series | Smaller Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller-Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion at the time of investment. Earnings and revenues of smaller companies tend to be less predictable, and the share prices of smaller companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund’s ability to sell these securities.
Plumb Equity Fund Series | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Investments with little or no active trading market can be difficult to sell at or near their perceived value. In such a market, the market value of such investments may fall dramatically, causing the Fund’s share price to fall in value.
Plumb Equity Fund Series | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund invests in a smaller number of securities than do some other mutual funds, its net asset value may experience greater volatility and a greater effect on its total return and may be more susceptible to economic, political, and regulatory developments affecting particular securities or sectors of the market.
Plumb Equity Fund Series | Key Person Risk Member
Prospectus [Line Items]
Risk [Text Block]	Key Person Risk. The Fund is heavily dependent upon each of Mr. Thomas G. Plumb and Mr. Nathan M. Plumb for its operation and for the execution of its investment strategy. Mr. Thomas G. Plumb serves as a portfolio manager for the Fund, and also serves as the Chief Executive Officer, Secretary, and Chairman of the Plumb Funds. Mr. Nathan M. Plumb serves as a portfolio manager for the Fund, and also serves as President of the Plumb Funds. The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event either of them was no longer involved in the management of the Fund.
Plumb Equity Fund Series | Growth And Value Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth and Value Stock Risk. By investing in a mix of growth and value companies, the Fund assumes the risks of both. To the extent the Fund is more heavily allocated to growth or value stocks, its performance may deviate significantly from its benchmark.
◦ Growth Investing Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors frequently move away from these stocks quickly, thus depressing their market prices, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns.
◦ Value Investing Risk. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued.

Plumb Equity Fund Series | Growth And Value Stock Risk, Growth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors frequently move away from these stocks quickly, thus depressing their market prices, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns.

Plumb Equity Fund Series | Growth And Value Stock Risk, Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued.
Plumb Equity Fund Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.